Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Schedule of Cash and Cash Equivalents

	As of December 31,
(in thousands of euros)	2018	2019	2020
Other cash equivalents(1)	41,767	14,004	12,001
Cash at bank and at hand	14,925	21,837	93,686
Cash and cash equivalents	56,692	35,840	105,687
(1)	Other cash equivalents correspond to short‑term bank deposits in euros at Société Générale and Crédit Agricole.